Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 2,149	$ 1,916
Considerations received	1,668	1,142
Reclassification to profit or loss upon satisfaction of performance obligations	(1,266)	(909)
Reclassification to liabilities related to assets held for sale	$ (2,551)
Balance, end of the year		$ 2,149